Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions

18. Related Party Transactions

The Company held a Special Meeting on February 28, 2023. Of the 29.3 million shares of Common Stock outstanding on January 19, 2023, the record date, 17.2 million shares were represented at the Special Meeting, in person or by proxy, constituting a quorum. At the meeting, the shareholders approved (i) the Services Agreement whereby Sadot Agri-Foods engaged Aggia, to provide certain advisory services to Sadot Agri-Foods for managing Sadot Agri-Foods’ business of wholesaling food and engaging in the purchase and sale of physical food commodities (the “Sadot Agri-Foods Transaction”); (ii) an amendment of the Company’s articles of incorporation to increase the number of authorized shares of common stock from 50.0 million to 150.0 million; (iii) for purposes of complying with NASDAQ Listing Rule 5635(b), the issuance of the Shares pursuant to the Services Agreement entered between the Company, Sadot Agri-Foods and Aggia representing more than 20% of our common stock outstanding, which would result in a “change of control” of the Company under applicable Nasdaq listing rules; (iv) for purposes of complying with NASDAQ Listing Rule 5635(c), the issuance of up to 14.4 million Shares of Common Stock to Aggia pursuant to the Services Agreement and net income generated thresholds; (v) the right of Aggia to nominate up to eight directors to the Board of Directors subject to achieving net income thresholds as set forth in the Services Agreement; and (vi) the adoption of the 2023 Equity Incentive Plan.

In April of 2023, the Company recognized a related party relationship between newly appointed directors of the Company and Aggia. As of June 30, 2023, Aggia owned 24.7% of the Company’s commons stock.

During the three and six months ended June 30, 2023, the Company recorded Stock-based consulting expense of $1.1 million and $4.4 million to its related party, Aggia for consulting services rendered.

Additionally, for the three and six months ended June 30, 2023, the Company reimbursed Aggia for all operating costs related to Sadot Agri-Foods of $1.0 million and $1.8 million, respectively.

The Company will continue to monitor and evaluate its related party transactions to ensure that they are conducted in accordance with applicable laws and regulations and in the best interests of the Company and its shareholders.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)